Contributed surplus (Details) - Schedule of contributed surplus - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Contributed Surplus Abstract
Balance	9,370	7,652	6,676
Share-based compensation
Stock options vested	1,580	1,738	753
DSUs vested	608	583	401
Stock options exercised		(171)	(297)
DSUs redeemed	(116)	(432)	(132)
Warrants expired	2,350		251
Pre-funded warrants issued, net of costs (in Dollars)	$ 3,368
Pre-funded warrants exercised, net of costs (in Dollars)	$ (562)
Balance	16,598	9,370	7,652